Equity (Details) - Narrative			3 Months Ended		9 Months Ended
	Dec. 31, 2025 shares	Apr. 08, 2025 USD ($) $ / shares shares	Sep. 30, 2026 ₪ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Sep. 30, 2026 ₪ / shares	Sep. 30, 2026 USD ($) shares	Jun. 30, 2026 shares	Sep. 30, 2025 shares	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Dec. 31, 2024 shares	Sep. 16, 2024 USD ($)
Equity (Details) [Line Items]
Ordinary shares, par value (in NIS per share) | ₪ / shares			₪ 0.01		₪ 0.01
Shares, Issued	86,376,000
Shares, Outstanding	86,110,000					88,091,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized			2,200,000
Share Repurchase Program, Authorized, Amount | $												$ 50,000,000
Treasury Stock, Shares, Acquired				266,000
Treasury Stock, Value, Acquired, Cost Method | $				$ 2,000,000.0
Shares Acquired, Average Cost Per Share | $ / shares				$ 7.50
Fortissimo Capital Fund VI, L.P.
Equity (Details) [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	14.90%	15.50%
Sale of Stock, Percentage of Ownership after Transaction	14.90%	15.50%
Fortissimo Capital Fund VI, L.P.
Equity (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction | $		$ 120,000,000
Sale of Stock, Number of Shares Issued in Transaction		11,650,485
Sale of Stock, Price Per Share | $ / shares		$ 10.30
Ordinary Shares
Equity (Details) [Line Items]
Shares, Issued	86,376,000			87,080,000		88,358,000	87,853,000	85,702,000	85,249,000	72,657,000	71,982,000
Employee Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $						$ 100,000
Weighted average period over which unrecognized compensation cost will be recognized					2 months 12 days
Restricted Stock Units (RSUs)
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $						$ 42,200,000
Weighted average period over which unrecognized compensation cost will be recognized					2 years 8 months 12 days